THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited)

COMMON STOCKS—98.6%	SHARES	VALUE
AEROSPACE & DEFENSE—0.9%
Raytheon Technologies Corp.	24,462	$1,407,543
TransDigm Group, Inc.	8,104	3,850,373
		5,257,916
AIR FREIGHT & LOGISTICS—0.1%
XPO Logistics, Inc.*	7,980	675,587

APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Lululemon Athletica, Inc.*	2,506	825,401
LVMH Moet Hennessy Louis Vuitton SE	8,454	3,955,127
		4,780,528
APPLICATION SOFTWARE—9.5%
Adobe, Inc.*	45,016	22,077,197
Intuit, Inc.	16,145	5,266,660
Palantir Technologies, Inc., Cl. A*,@	231,595	1,964,759
RingCentral, Inc., Cl. A*	13,972	3,836,851
salesforce.com, Inc.*	90,344	22,705,254
		55,850,721
AUTOMOBILE MANUFACTURERS—0.8%
Tesla, Inc.*	11,416	4,897,578

AUTOMOTIVE RETAIL—0.0%
Carvana Co., Cl. A*	655	146,104

BIOTECHNOLOGY—1.6%
BioMarin Pharmaceutical, Inc.*	7,788	592,511
Sarepta Therapeutics, Inc.*	6,748	947,622
Vertex Pharmaceuticals, Inc.*	29,317	7,977,742
		9,517,875
CASINOS & GAMING—0.8%
Las Vegas Sands Corp.	96,233	4,490,232

DATA PROCESSING & OUTSOURCED SERVICES—10.3%
Fidelity National Information Services, Inc.	90,233	13,283,200
Fiserv, Inc.*	42,229	4,351,698
PayPal Holdings, Inc.*	75,502	14,876,159
Square, Inc., Cl. A*	1,681	273,247
Visa, Inc., Cl. A	139,424	27,880,617
		60,664,921
DIVERSIFIED BANKS—0.1%
JPMorgan Chase & Co.	6,034	580,893

DIVERSIFIED SUPPORT SERVICES—0.7%
Cintas Corp.	13,148	4,376,049

ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
AMETEK, Inc.	14,663	1,457,502

ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Waste Management, Inc.	13,007	1,472,002

FINANCIAL EXCHANGES & DATA—2.1%
Intercontinental Exchange, Inc.	54,180	5,420,709

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—98.6% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—2.1% (CONT.)
S&P Global, Inc.	18,673	$6,733,484
		12,154,193
FOOD DISTRIBUTORS—0.7%
Sysco Corp.	61,541	3,829,081

FOOTWEAR—0.9%
NIKE, Inc., Cl. B	41,756	5,242,048

GENERAL MERCHANDISE STORES—0.2%
Target Corp.	6,088	958,373

HEALTHCARE EQUIPMENT—6.1%
Boston Scientific Corp.*	286,850	10,960,539
Danaher Corp.	102,890	22,155,303
DexCom, Inc.*	6,029	2,485,335
		35,601,177
HEALTHCARE SERVICES—0.4%
Guardant Health, Inc.*	21,868	2,444,405

HEALTHCARE SUPPLIES—0.5%
Align Technology, Inc.*	8,234	2,695,482

HEALTHCARE TECHNOLOGY—0.1%
Teladoc Health, Inc.*	1,503	329,518

HOME IMPROVEMENT RETAIL—1.7%
Lowe's Cos., Inc.	59,866	9,929,375

INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	18,480	5,504,453

INTERACTIVE MEDIA & SERVICES—7.8%
Alphabet, Inc., Cl. C*	9,273	13,627,601
Facebook, Inc., Cl. A*	93,573	24,506,769
Pinterest, Inc., Cl. A*	111,832	4,642,146
Tencent Holdings Ltd.	45,441	3,069,259
		45,845,775
INTERNET & DIRECT MARKETING RETAIL—15.6%
Alibaba Group Holding Ltd.#,*	92,211	27,108,190
Amazon.com, Inc.*	18,010	56,708,627
Booking Holdings, Inc.*	1,979	3,385,436
MercadoLibre, Inc.*	4,070	4,405,694
		91,607,947
INTERNET SERVICES & INFRASTRUCTURE—0.8%
Shopify, Inc., Cl. A*	1,779	1,819,864
Twilio, Inc., Cl. A*	11,176	2,761,477
		4,581,341
INVESTMENT BANKING & BROKERAGE—0.5%
Morgan Stanley	64,388	3,113,160

MANAGED HEALTHCARE—1.5%
UnitedHealth Group, Inc.	27,828	8,675,936

METAL & GLASS CONTAINERS—0.4%
Ball Corp.	29,638	2,463,511

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—98.6% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—1.3%
Live Nation Entertainment, Inc.*	25,635	$1,381,214
Netflix, Inc.*	10,730	5,365,322
The Walt Disney Co.	6,355	788,528
		7,535,064
PHARMACEUTICALS—0.3%
Horizon Therapeutics PLC*	19,726	1,532,316

PROPERTY & CASUALTY INSURANCE—0.6%
The Progressive Corp.	35,087	3,321,686

RAILROADS—1.4%
Union Pacific Corp.	42,866	8,439,029

RESEARCH & CONSULTING SERVICES—0.6%
CoStar Group, Inc.*	3,077	2,610,865
TransUnion	7,632	642,080
		3,252,945
RESTAURANTS—0.6%
Chipotle Mexican Grill, Inc., Cl. A*	2,886	3,589,347

SEMICONDUCTOR EQUIPMENT—0.9%
Applied Materials, Inc.	93,161	5,538,421

SEMICONDUCTORS—6.5%
Advanced Micro Devices, Inc.*	28,005	2,296,130
Microchip Technology, Inc.	9,480	974,165
Micron Technology, Inc.*	52,202	2,451,406
NVIDIA Corp.	22,857	12,370,666
NXP Semiconductors NV	64,812	8,089,186
QUALCOMM, Inc.	73,008	8,591,581
Taiwan Semiconductor Manufacturing Co., Ltd.#	44,576	3,613,776
		38,386,910
SPECIALTY CHEMICALS—1.2%
The Sherwin-Williams Co.	10,175	7,089,330

SYSTEMS SOFTWARE—8.4%
Microsoft Corp.	225,015	47,327,405
ServiceNow, Inc.*	4,447	2,156,795
		49,484,200
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.8%
Apple, Inc.	343,373	39,766,027

TRUCKING—0.5%
Uber Technologies, Inc.*	74,631	2,722,539

WIRELESS TELECOMMUNICATION SERVICES—3.2%
T-Mobile US, Inc.*	163,754	18,726,907

TOTAL COMMON STOCKS (Cost $344,815,039)		578,528,404

REAL ESTATE INVESTMENT TRUST—1.2%	SHARES	VALUE
SPECIALIZED—1.2%
Crown Castle International Corp.	19,480	3,243,420

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—1.2% (CONT.)	SHARES	VALUE
SPECIALIZED—1.2% (CONT.)
SBA Communications Corp., Cl. A	12,007	$3,823,989
		7,067,409
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,607,592)		7,067,409
Total Investments (Cost $350,422,631)	99.8%	$585,595,813
Unaffiliated Securities (Cost $350,422,631)		585,595,813
Other Assets in Excess of Liabilities	0.2%	1,397,728
NET ASSETS	100.0%	$586,993,541

#	American Depositary Receipts.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2020
Palantir Technologies, Inc., Cl. A	10/7/14	$1,380,488	0.27%	$1,778,663	0.30%
Palantir Technologies, Inc., Cl. A	10/14/14	144,839	0.03%	186,096	0.03%
Total				$1,964,759	0.33%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited)

COMMON STOCKS—98.1%	SHARES	VALUE
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Lululemon Athletica, Inc.*	10,636	$3,503,179

APPAREL RETAIL—1.2%
Burlington Stores, Inc.*	13,177	2,715,648
The TJX Cos., Inc.	36,199	2,014,474
		4,730,122
APPLICATION SOFTWARE—6.8%
Adobe, Inc.*	24,734	12,130,295
Cadence Design Systems, Inc.*	21,372	2,278,896
Coupa Software, Inc.*	8,909	2,443,204
Palantir Technologies, Inc., Cl. A*,@	112,516	954,541
Paycom Software, Inc.*	8,526	2,654,144
Zoom Video Communications, Inc., Cl. A*	11,645	5,474,431
		25,935,511
AUTOMOBILE MANUFACTURERS—3.1%
Tesla, Inc.*	27,475	11,787,050

BIOTECHNOLOGY—2.0%
Moderna, Inc.*	39,350	2,784,012
Natera, Inc.*	41,846	3,022,955
Turning Point Therapeutics, Inc.*	21,994	1,921,396
		7,728,363
DATA PROCESSING & OUTSOURCED SERVICES—6.2%
Fidelity National Information Services, Inc.	18,940	2,788,157
PayPal Holdings, Inc.*	37,183	7,326,166
Square, Inc., Cl. A*	36,096	5,867,405
Visa, Inc., Cl. A	36,848	7,368,495
		23,350,223
DISTRIBUTORS—1.1%
Pool Corp.	12,108	4,050,610

DIVERSIFIED SUPPORT SERVICES—1.2%
Cintas Corp.	13,560	4,513,175

FINANCIAL EXCHANGES & DATA—1.4%
MarketAxess Holdings, Inc.	6,404	3,084,102
S&P Global, Inc.	6,220	2,242,932
		5,327,034
FOOD DISTRIBUTORS—1.4%
US Foods Holding Corp.*	230,314	5,117,577

HEALTHCARE EQUIPMENT—6.6%
Danaher Corp.	13,640	2,937,101
DexCom, Inc.*	17,069	7,036,353
Insulet Corp.*	16,196	3,831,812
Intuitive Surgical, Inc.*	8,438	5,987,099
Tandem Diabetes Care, Inc.*	44,683	5,071,521
		24,863,886
HEALTHCARE SERVICES—0.8%
Guardant Health, Inc.*	27,304	3,052,041

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—98.1% (CONT.)	SHARES	VALUE
HEALTHCARE TECHNOLOGY—3.1%
Teladoc Health, Inc.*	26,918	$5,901,502
Veeva Systems, Inc., Cl. A*	20,762	5,838,067
		11,739,569
HOME IMPROVEMENT RETAIL—1.0%
Lowe's Cos., Inc.	22,787	3,779,452

INTERACTIVE HOME ENTERTAINMENT—0.9%
Activision Blizzard, Inc.	43,342	3,508,535

INTERACTIVE MEDIA & SERVICES—5.6%
Alphabet, Inc., Cl. C*	3,812	5,602,115
Facebook, Inc., Cl. A*	29,309	7,676,027
Pinterest, Inc., Cl. A*	189,976	7,885,904
		21,164,046
INTERNET & DIRECT MARKETING RETAIL—13.2%
Alibaba Group Holding Ltd.#,*	32,038	9,418,531
Amazon.com, Inc.*	10,960	34,510,081
MercadoLibre, Inc.*	5,393	5,837,815
		49,766,427
INTERNET SERVICES & INFRASTRUCTURE—2.1%
Shopify, Inc., Cl. A*	6,859	7,016,551
Snowflake, Inc., Cl. A*	3,338	837,838
		7,854,389
LEISURE FACILITIES—3.8%
Vail Resorts, Inc.	67,410	14,423,718

LIFE SCIENCES TOOLS & SERVICES—1.2%
Bio-Techne Corp.	18,987	4,703,650

MOVIES & ENTERTAINMENT—2.2%
Netflix, Inc.*	10,655	5,327,820
Roku, Inc., Cl. A*	16,309	3,079,139
		8,406,959
MUTUAL FUNDS—3.4%
Alger 25 Fund, Cl. P(a)	729,143	12,803,758

PHARMACEUTICALS—0.5%
Horizon Therapeutics PLC*	25,430	1,975,402

RESEARCH & CONSULTING SERVICES—1.4%
CoStar Group, Inc.*	6,433	5,458,465

SEMICONDUCTOR EQUIPMENT—2.5%
Applied Materials, Inc.	53,493	3,180,159
ASML Holding NV	4,498	1,660,976
Lam Research Corp.	14,225	4,719,144
		9,560,279
SEMICONDUCTORS—7.7%
Advanced Micro Devices, Inc.*	141,493	11,601,011
NVIDIA Corp.	13,721	7,426,080
QUALCOMM, Inc.	47,261	5,561,674

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—98.1% (CONT.)	SHARES	VALUE
SEMICONDUCTORS—7.7% (CONT.)
Universal Display Corp.	25,811	$4,665,080
		29,253,845
SYSTEMS SOFTWARE—5.7%
Crowdstrike Holdings, Inc., Cl. A*	26,935	3,698,714
Microsoft Corp.	70,883	14,908,822
ServiceNow, Inc.*	6,138	2,976,930
		21,584,466
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—10.1%
Apple, Inc.	328,174	38,005,831

WIRELESS TELECOMMUNICATION SERVICES—1.0%
T-Mobile US, Inc.*	32,891	3,761,415

TOTAL COMMON STOCKS (Cost $244,825,166)		371,708,977

REAL ESTATE INVESTMENT TRUST—1.6%	SHARES	VALUE
SPECIALIZED—1.6%
Crown Castle International Corp.	35,715	5,946,548
(Cost $4,902,687)		5,946,548
Total Investments (Cost $249,727,853)	99.7%	$377,655,525
Affiliated Securities (Cost $7,639,078)		12,803,758
Unaffiliated Securities (Cost $242,088,775)		364,851,767
Other Assets in Excess of Liabilities	0.3%	1,116,454
NET ASSETS	100.0%	$378,771,979

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
#	American Depositary Receipts.
*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2020
Palantir Technologies, Inc., Cl. A	10/7/14	$838,344	0.27%	$841,522	0.22%
Palantir Technologies, Inc., Cl. A	10/14/14	87,963	0.03%	113,019	0.03%
Total				$954,541	0.25%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited)

COMMON STOCKS—93.5%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
General Dynamics Corp.	1,120	$155,042
Raytheon Technologies Corp.	2,460	141,548
TransDigm Group, Inc.	407	193,374
		489,964
ASSET MANAGEMENT & CUSTODY BANKS—3.4%
BlackRock, Inc., Cl. A	1,064	599,617
The Blackstone Group, Inc., Cl. A	6,009	313,670
The Carlyle Group, Inc.	6,313	155,742
		1,069,029
BIOTECHNOLOGY—2.5%
AbbVie, Inc.	3,802	333,017
Amgen, Inc.	1,086	276,018
Gilead Sciences, Inc.	2,547	160,945
		769,980
BROADCASTING—0.3%
ViacomCBS, Inc., Cl. B	3,638	101,900

BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	3,745	152,983

CABLE & SATELLITE—1.5%
Comcast Corp., Cl. A	10,027	463,849

COMMODITY CHEMICALS—0.3%
Dow, Inc.	2,306	108,497

COMMUNICATIONS EQUIPMENT—1.1%
Cisco Systems, Inc.	8,866	349,232

COMPUTER & ELECTRONICS RETAIL—0.5%
Best Buy Co., Inc.	1,495	166,379

CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	1,756	166,574

DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Visa, Inc., Cl. A	1,178	235,565

DIVERSIFIED BANKS—4.4%
Bank of America Corp.	14,468	348,534
JPMorgan Chase & Co.	10,702	1,030,282
		1,378,816
ELECTRIC UTILITIES—0.8%
NextEra Energy, Inc.	916	254,245

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Eaton Corp. PLC	2,530	258,136

FINANCIAL EXCHANGES & DATA—1.1%
CME Group, Inc., Cl. A	2,034	340,309

FOOD DISTRIBUTORS—0.6%
Sysco Corp.	3,019	187,842

HEALTHCARE EQUIPMENT—0.7%
Medtronic PLC	2,113	219,583

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—93.5% (CONT.)	SHARES	VALUE
HEALTHCARE SERVICES—1.0%
CVS Health Corp.	5,321	$310,746

HOME IMPROVEMENT RETAIL—3.6%
The Home Depot, Inc.	4,047	1,123,892

HOUSEHOLD PRODUCTS—2.1%
The Procter & Gamble Co.	4,628	643,246

HYPERMARKETS & SUPER CENTERS—1.1%
Walmart, Inc.	2,416	338,023

INDUSTRIAL CONGLOMERATES—2.1%
Honeywell International, Inc.	3,927	646,423

INDUSTRIAL GASES—1.5%
Air Products & Chemicals, Inc.	1,614	480,746

INTEGRATED OIL & GAS—1.4%
Chevron Corp.	4,232	304,704
TOTAL SE#	3,582	122,863
		427,567
INTEGRATED TELECOMMUNICATION SERVICES—2.8%
AT&T, Inc.	8,511	242,649
Verizon Communications, Inc.	10,414	619,528
		862,177
INTERACTIVE MEDIA & SERVICES—7.5%
Alphabet, Inc., Cl. A*	543	795,821
Alphabet, Inc., Cl. C*	540	793,584
Facebook, Inc., Cl. A*	2,951	772,867
		2,362,272
INTERNET & DIRECT MARKETING RETAIL—2.8%
Amazon.com, Inc.*	278	875,347

INVESTMENT BANKING & BROKERAGE—1.9%
Morgan Stanley	12,627	610,515

LEISURE FACILITIES—0.6%
Vail Resorts, Inc.	871	186,368

MANAGED HEALTHCARE—2.2%
UnitedHealth Group, Inc.	2,243	699,300

MOVIES & ENTERTAINMENT—0.2%
Warner Music Group Corp., Cl. A	2,618	75,241

MULTI-LINE INSURANCE—0.3%
The Hartford Financial Services Group, Inc.	2,744	101,144

MULTI-UTILITIES—0.6%
Sempra Energy	1,469	173,871

OIL & GAS EXPLORATION & PRODUCTION—0.5%
ConocoPhillips	4,567	149,980

OIL & GAS REFINING & MARKETING—0.2%
Valero Energy Corp.	1,315	56,966

OIL & GAS STORAGE & TRANSPORTATION—0.2%
ONEOK, Inc.	2,777	72,146

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—93.5% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—8.0%
AstraZeneca PLC#	5,343	$292,796
Bristol-Myers Squibb Co.	3,721	224,339
Eli Lilly & Co.	1,887	279,314
GlaxoSmithKline PLC#	5,249	197,572
Johnson & Johnson	4,495	669,216
Merck & Co., Inc.	2,917	241,965
Novartis AG#	2,256	196,182
Pfizer, Inc.	10,934	401,278
		2,502,662
RAILROADS—0.8%
Union Pacific Corp.	1,322	260,262

RESTAURANTS—1.3%
McDonald's Corp.	1,220	267,777
Starbucks Corp.	1,468	126,131
		393,908
SEMICONDUCTOR EQUIPMENT—1.6%
KLA Corp.	2,585	500,818

SEMICONDUCTORS—4.0%
Broadcom, Inc.	1,600	582,912
QUALCOMM, Inc.	3,668	431,650
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,795	226,591
		1,241,153
SOFT DRINKS—3.1%
PepsiCo, Inc.	3,716	515,038
The Coca-Cola Co.	8,917	440,232
		955,270
SYSTEMS SOFTWARE—10.4%
Microsoft Corp.	15,561	3,272,946

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.9%
Apple, Inc.	24,300	2,814,183

TOBACCO—1.4%
Altria Group, Inc.	7,418	286,631
Philip Morris International, Inc.	1,906	142,931
		429,562
TOTAL COMMON STOCKS (Cost $13,643,950)		29,279,617

MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	4,620	153,661
(Cost $152,935)		153,661

REAL ESTATE INVESTMENT TRUST—4.6%	SHARES	VALUE
HEALTHCARE—0.6%
Welltower, Inc.	3,554	195,790

INDUSTRIAL—0.6%
Americold Realty Trust	5,226	186,830

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.6% (CONT.)	SHARES	VALUE
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	6,807	$149,550

SPECIALIZED—2.9%
Crown Castle International Corp.	3,132	521,477
CyrusOne, Inc.	2,633	184,389
Lamar Advertising Co., Cl. A	2,835	187,592
		893,458
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,083,097)		1,425,628

Total Investments (Cost $14,879,982)	98.6%	$30,858,906
Unaffiliated Securities (Cost $14,879,982)		30,858,906
Other Assets in Excess of Liabilities	1.4%	450,424
NET ASSETS	100.0%	$31,309,330

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited)

COMMON STOCKS—92.7%	SHARES	VALUE
AEROSPACE & DEFENSE—1.9%
HEICO Corp.	9,301	$973,443
Mercury Systems, Inc.*	16,954	1,313,256
TransDigm Group, Inc.	2,081	988,725
		3,275,424
ALTERNATIVE CARRIERS—0.4%
Bandwidth, Inc., Cl. A*	4,417	771,076

APPAREL ACCESSORIES & LUXURY GOODS—2.1%
Lululemon Athletica, Inc.*	11,137	3,668,194

APPAREL RETAIL—0.7%
Burlington Stores, Inc.*	5,687	1,172,034

APPLICATION SOFTWARE—14.2%
ANSYS, Inc.*	8,142	2,664,306
Atlassian Corp. PLC, Cl. A*	4,594	835,143
Avalara, Inc.*	5,925	754,490
Benefitfocus, Inc.*	53,551	599,771
Bill.com Holdings, Inc.*	14,148	1,419,186
Cadence Design Systems, Inc.*	24,506	2,613,075
Coupa Software, Inc.*	5,629	1,543,697
DocuSign, Inc., Cl. A*	14,924	3,212,241
Dynatrace, Inc.*	26,075	1,069,597
Fair Isaac Corp.*	4,731	2,012,473
Five9, Inc.*	10,178	1,319,883
Palantir Technologies, Inc., Cl. A*,@	56,424	478,679
Paycom Software, Inc.*	5,522	1,718,999
PTC, Inc.*	9,058	749,278
RingCentral, Inc., Cl. A*	2,968	815,042
Vertex, Inc., Cl. A*	51,651	1,187,973
Zoom Video Communications, Inc., Cl. A*	4,110	1,932,152
		24,925,985
AUTOMOTIVE RETAIL—0.5%
O'Reilly Automotive, Inc.*	2,023	932,765

BIOTECHNOLOGY—6.1%
BioMarin Pharmaceutical, Inc.*	4,201	319,612
BioNTech SE#,*	6,872	475,749
Constellation Pharmaceuticals, Inc.*	15,136	306,655
Forte Biosciences, Inc.*	66,959	3,248,182
Genmab AS#,*	28,881	1,057,333
Moderna, Inc.*	22,676	1,604,327
Natera, Inc.*	24,284	1,754,276
Sarepta Therapeutics, Inc.*	6,015	844,686
Seattle Genetics, Inc.*	1,840	360,070
Twist Bioscience Corp.*	9,738	739,796
		10,710,686
BUILDING PRODUCTS—0.4%
Lennox International, Inc.	2,470	673,347

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—92.7% (CONT.)	SHARES	VALUE
CASINOS & GAMING—2.5%
DraftKings, Inc., Cl. A*	36,395	$2,141,482
Penn National Gaming, Inc.*	30,018	2,182,308
		4,323,790
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Square, Inc., Cl. A*	8,330	1,354,042

DISTRIBUTORS—1.3%
Pool Corp.	6,814	2,279,556

DIVERSIFIED SUPPORT SERVICES—3.2%
Cintas Corp.	7,983	2,656,982
Copart, Inc.*	27,313	2,872,235
		5,529,217
EDUCATION SERVICES—1.0%
Chegg, Inc.*	23,790	1,699,558

ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
AMETEK, Inc.	12,883	1,280,570
Generac Holdings, Inc.*	8,887	1,720,879
		3,001,449
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.9%
Cognex Corp.	13,388	871,559
Keysight Technologies, Inc.*	8,640	853,459
Trimble, Inc.*	31,167	1,517,833
		3,242,851
FINANCIAL EXCHANGES & DATA—0.9%
MarketAxess Holdings, Inc.	3,161	1,522,306

FOOD DISTRIBUTORS—1.7%
US Foods Holding Corp.*	132,649	2,947,461

HEALTHCARE EQUIPMENT—6.1%
ABIOMED, Inc.*	3,716	1,029,555
DexCom, Inc.*	9,290	3,829,616
Insulet Corp.*	7,797	1,844,692
Masimo Corp.*	6,347	1,498,273
Nevro Corp.*	2,751	383,214
Sartorius AG	2,221	910,215
Tandem Diabetes Care, Inc.*	11,847	1,344,635
		10,840,200
HEALTHCARE SERVICES—1.3%
Guardant Health, Inc.*	20,817	2,326,924

HEALTHCARE SUPPLIES—3.1%
Align Technology, Inc.*	3,213	1,051,808
Quidel Corp.*	19,997	4,386,942
		5,438,750
HEALTHCARE TECHNOLOGY—3.3%
Livongo Health, Inc.*	8,210	1,149,811
Teladoc Health, Inc.*	7,637	1,674,336

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—92.7% (CONT.)	SHARES	VALUE
HEALTHCARE TECHNOLOGY—3.3% (CONT.)
Veeva Systems, Inc., Cl. A*	10,388	$2,921,001
		5,745,148
HOMEFURNISHING RETAIL—0.2%
Williams-Sonoma, Inc.	3,908	353,440

HOTELS RESORTS & CRUISE LINES—0.2%
Extended Stay America, Inc.	22,513	269,030

INDUSTRIAL MACHINERY—1.3%
Lincoln Electric Holdings, Inc.	9,043	832,318
The Middleby Corp.*	8,382	751,949
Woodward, Inc.	7,938	636,310
		2,220,577
INTERACTIVE HOME ENTERTAINMENT—1.1%
Activision Blizzard, Inc.	9,773	791,124
Take-Two Interactive Software, Inc.*	6,835	1,129,279
		1,920,403
INTERACTIVE MEDIA & SERVICES—1.9%
Pinterest, Inc., Cl. A*	77,784	3,228,814

INTERNET & DIRECT MARKETING RETAIL—4.8%
Etsy, Inc.*	9,776	1,189,055
Farfetch Ltd., Cl. A*	32,515	818,077
Fiverr International Ltd.*	16,404	2,279,828
MercadoLibre, Inc.*	1,667	1,804,494
Stamps.com, Inc.*	5,479	1,320,165
Wayfair, Inc., Cl. A*	3,058	889,909
		8,301,528
INTERNET SERVICES & INFRASTRUCTURE—3.0%
Akamai Technologies, Inc.*	14,330	1,584,038
Shopify, Inc., Cl. A*	835	854,180
Twilio, Inc., Cl. A*	4,805	1,187,267
VeriSign, Inc.*	7,970	1,632,655
		5,258,140
LEISURE FACILITIES—1.5%
Vail Resorts, Inc.	11,919	2,550,308

LEISURE PRODUCTS—0.7%
Peloton Interactive, Inc., Cl. A*	11,630	1,154,161

LIFE SCIENCES TOOLS & SERVICES—2.4%
Bio-Techne Corp.	8,006	1,983,326
Lonza Group AG	1,037	639,900
Repligen Corp.*	10,785	1,591,219
		4,214,445
METAL & GLASS CONTAINERS—1.0%
Ball Corp.	20,116	1,672,042

MOVIES & ENTERTAINMENT—1.9%
Liberty Media Corp.-Liberty Formula One, Cl. C*	16,688	605,274

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—92.7% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—1.9% (CONT.)
Roku, Inc., Cl. A*	14,302	$2,700,217
		3,305,491
PHARMACEUTICALS—0.6%
Horizon Therapeutics PLC*	13,498	1,048,525

PROPERTY & CASUALTY INSURANCE—0.7%
The Progressive Corp.	12,538	1,186,972

REAL ESTATE SERVICES—0.6%
FirstService Corp.	8,326	1,098,116

REGIONAL BANKS—0.3%
SVB Financial Group*	2,360	567,863

RESEARCH & CONSULTING SERVICES—2.6%
CoStar Group, Inc.*	2,484	2,107,699
Verisk Analytics, Inc., Cl. A	13,073	2,422,557
		4,530,256
RESTAURANTS—1.9%
Chipotle Mexican Grill, Inc., Cl. A*	2,119	2,635,421
Shake Shack, Inc., Cl. A*	11,827	762,605
		3,398,026
SEMICONDUCTOR EQUIPMENT—2.6%
Lam Research Corp.	6,648	2,205,474
SolarEdge Technologies, Inc.*	9,444	2,250,977
		4,456,451
SEMICONDUCTORS—5.5%
Advanced Micro Devices, Inc.*	62,124	5,093,547
Inphi Corp.*	9,169	1,029,220
Microchip Technology, Inc.	10,237	1,051,954
Universal Display Corp.	13,635	2,464,390
		9,639,111
SYSTEMS SOFTWARE—2.0%
Crowdstrike Holdings, Inc., Cl. A*	16,147	2,217,306
Palo Alto Networks, Inc.*	5,126	1,254,589
		3,471,895
TRUCKING—0.8%
Old Dominion Freight Line, Inc.	7,925	1,433,791
TOTAL COMMON STOCKS
(Cost $113,922,638)		161,660,148

PREFERRED STOCKS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	170,419	134,631
(Cost $766,885)		134,631

WARRANTS—3.2%	SHARES	VALUE
BIOTECHNOLOGY—3.2%
Forte Biosciences, Inc., 2/20/21*,@	147,399	5,593,202
(Cost $0)		5,593,202

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(a),(c)	425,098	$293,318
(Cost $227,341)		293,318

REAL ESTATE INVESTMENT TRUST—1.8%	SHARES	VALUE
INDUSTRIAL—0.5%
Rexford Industrial Realty, Inc.	20,570	941,283

SPECIALIZED—1.3%
Crown Castle International Corp.	13,026	2,168,829
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,584,669)		3,110,112
Total Investments (Cost $117,501,533)	98.0%	$170,791,411
Affiliated Securities (Cost $766,885)		134,631
Unaffiliated Securities (Cost $116,734,648)		170,656,780
Other Assets in Excess of Liabilities	2.0%	3,549,136
NET ASSETS	100.0%	$174,340,547

#	American Depositary Receipts.
*	Non-income producing security.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2020
Forte Biosciences, Inc., Warrants	2/19/20	$0	0.00%	$5,593,202	3.20%
Palantir Technologies, Inc., Cl. A	10/7/14	420,404	0.27%	422,000	0.24%
Palantir Technologies, Inc., Cl. A	10/14/14	44,113	0.03%	56,679	0.04%
Prosetta Biosciences, Inc., Series D	2/6/15	766,885	0.50%	134,631	0.08%
Tolero CDR	2/6/17	227,341	0.18%	293,318	0.17%
Total				$6,499,830	3.73%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited)

COMMON STOCKS—96.9%	SHARES	VALUE
AEROSPACE & DEFENSE—1.4%		$32,892
Kratos Defense & Security Solutions, Inc.*	1,706

AIR FREIGHT & LOGISTICS—1.3%
XPO Logistics, Inc.*	345	29,208

APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Canada Goose Holdings, Inc.*	405	13,029

APPLICATION SOFTWARE—23.2%
Altair Engineering, Inc., Cl. A*	150	6,297
Avalara, Inc.*	394	50,172
Bill.com Holdings, Inc.*	93	9,329
Cerence, Inc.*	758	37,043
Ebix, Inc.	905	18,643
Everbridge, Inc.*	623	78,330
Globant SA*	301	53,945
HubSpot, Inc.*	187	54,647
LivePerson, Inc.*	95	4,939
Mimecast Ltd.*	433	20,316
Paylocity Holding Corp.*	803	129,620
Pluralsight, Inc., Cl. A*	1,555	26,637
SPS Commerce, Inc.*	319	24,841
Vertex, Inc., Cl. A*	1,021	23,483
		538,242
ASSET MANAGEMENT & CUSTODY BANKS—3.3%
Hamilton Lane, Inc., Cl. A	832	53,739
StepStone Group, Inc., Cl. A*	872	23,204
		76,943
BIOTECHNOLOGY—8.7%
ACADIA Pharmaceuticals, Inc.*	1,926	79,448
Natera, Inc.*	961	69,423
Puma Biotechnology, Inc.*	3,159	31,874
Ultragenyx Pharmaceutical, Inc.*	254	20,876
		201,621
CONSUMER FINANCE—0.9%
LendingTree, Inc.*	64	19,641

EDUCATION SERVICES—5.8%
Chegg, Inc.*	1,871	133,664

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
Novanta, Inc.*	140	14,748

ENVIRONMENTAL & FACILITIES SERVICES—4.2%
Casella Waste Systems, Inc., Cl. A*	1,750	97,738

GENERAL MERCHANDISE STORES—3.8%
Ollie's Bargain Outlet Holdings, Inc.*	994	86,826

HEALTHCARE DISTRIBUTORS—1.4%
PetIQ, Inc., Cl. A*	971	31,965

HEALTHCARE EQUIPMENT—11.7%
Glaukos Corp.*	736	36,447

THE ALGER PORTFOLIOS | ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO
Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.9% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—11.7% (CONT.)
Insulet Corp.*	449	$106,228
Nevro Corp.*	922	128,434
		271,109
HEALTHCARE FACILITIES—0.9%
US Physical Therapy, Inc.	251	21,807

HEALTHCARE SUPPLIES—0.9%
Silk Road Medical, Inc.*	303	20,365

HEALTHCARE TECHNOLOGY—2.1%
Inspire Medical Systems, Inc.*	34	4,388
Tabula Rasa HealthCare, Inc.*	1,076	43,868
		48,256
INSURANCE BROKERS—2.0%
eHealth, Inc.*	190	15,010
Goosehead Insurance, Inc., Cl. A	353	30,566
		45,576
LEISURE FACILITIES—2.3%
Planet Fitness, Inc., Cl. A*	854	52,623

LIFE SCIENCES TOOLS & SERVICES—2.4%
NeoGenomics, Inc.*	1,521	56,110

MANAGED HEALTHCARE—4.7%
Progyny, Inc.*	3,694	108,714

OIL & GAS EQUIPMENT & SERVICES—0.9%
Core Laboratories NV	1,292	19,716

PHARMACEUTICALS—0.4%
Aerie Pharmaceuticals, Inc.*	704	8,286

REAL ESTATE SERVICES—6.0%
FirstService Corp.	1,042	137,429

REGIONAL BANKS—1.6%
Signature Bank	445	36,931

RESTAURANTS—0.8%
Wingstop, Inc.	134	18,311

SEMICONDUCTORS—0.9%
Impinj, Inc.*	771	20,316

SYSTEMS SOFTWARE—1.0%
Rapid7, Inc.*	373	22,843

THRIFTS & MORTGAGE FINANCE—0.5%
Axos Financial, Inc.*	481	11,212

TRADING COMPANIES & DISTRIBUTORS—2.6%
SiteOne Landscape Supply, Inc.*	496	60,487

TOTAL COMMON STOCKS (Cost $1,793,192)		2,236,608

THE ALGER PORTFOLIOS | ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.4%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	10,615	$8,386
(Cost $47,768)		8,386
Total Investments (Cost $1,840,960)	97.3%	$2,244,994
Affiliated Securities (Cost $47,768)		8,386
Unaffiliated Securities (Cost $1,793,192)		2,236,608
Other Assets in Excess of Liabilities	2.7%	61,730
NET ASSETS	100.0%	$2,306,724

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2020
Prosetta Biosciences, Inc., Series D	2/6/15	$47,768	0.10%	$8,386	0.36%
Total				$8,386	0.36%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited)

COMMON STOCKS—94.9%	SHARES	VALUE
AEROSPACE & DEFENSE—1.3%
Hexcel Corp.	15,203	$510,061
Mercury Systems, Inc.*	40,358	3,126,130
		3,636,191
ALTERNATIVE CARRIERS—1.4%
Bandwidth, Inc., Cl. A*	22,075	3,853,633

APPAREL RETAIL—1.1%
Burlington Stores, Inc.*	14,367	2,960,895

APPLICATION SOFTWARE—19.5%
ACI Worldwide, Inc.*	133,803	3,496,272
Avalara, Inc.*	51,283	6,530,377
Benefitfocus, Inc.*	31,329	350,885
Bill.com Holdings, Inc.*	21,585	2,165,191
Blackbaud, Inc.	34,781	1,941,823
Blackline, Inc.*	23,032	2,064,358
Coupa Software, Inc.*	13,556	3,717,597
Everbridge, Inc.*	35,770	4,497,362
Guidewire Software, Inc.*	26,442	2,757,107
HubSpot, Inc.*	22,903	6,692,944
Manhattan Associates, Inc.*	33,151	3,165,589
Medallia, Inc.*	19,794	542,751
Paycom Software, Inc.*	14,556	4,531,283
Q2 Holdings, Inc.*	47,972	4,377,925
Smartsheet, Inc., Cl. A*	37,380	1,847,320
SPS Commerce, Inc.*	39,306	3,060,758
Tyler Technologies, Inc.*	7,426	2,588,407
Vertex, Inc., Cl. A*	25,403	584,269
		54,912,218
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Affiliated Managers Group, Inc.	9,803	670,329
WisdomTree Investments, Inc.	259,648	830,874
		1,501,203
BIOTECHNOLOGY—4.0%
BioNTech SE#,*	10,439	722,692
CareDx, Inc.*	135,197	5,129,375
Exact Sciences Corp.*	23,076	2,352,598
Moderna, Inc.*	30,419	2,152,144
Turning Point Therapeutics, Inc.*	10,898	952,049
		11,308,858
CASINOS & GAMING—3.5%
DraftKings, Inc., Cl. A*	120,881	7,112,638
Penn National Gaming, Inc.*	37,519	2,727,631
		9,840,269
DIVERSIFIED SUPPORT SERVICES—0.5%
IAA, Inc.*	24,531	1,277,329

ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Sunrun, Inc.*	57,369	4,421,429

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.9% (CONT.)	SHARES	VALUE
ELECTRONIC COMPONENTS—0.5%
Dolby Laboratories, Inc., Cl. A	20,272	$1,343,628

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
Cognex Corp.	61,931	4,031,708

FINANCIAL EXCHANGES & DATA—0.8%
Tradeweb Markets, Inc., Cl. A	37,669	2,184,802

FOOD DISTRIBUTORS—0.3%
The Chefs' Warehouse, Inc.*	13,062	189,921
US Foods Holding Corp.*	25,914	575,810
		765,731
HEALTHCARE EQUIPMENT—14.6%
ABIOMED, Inc.*	15,277	4,232,646
Cantel Medical Corp.	63,023	2,769,231
CryoPort, Inc.*	70,752	3,353,645
DexCom, Inc.*	23,049	9,501,489
Inmode Ltd.*	17,177	621,464
Inogen, Inc.*	31,298	907,642
Insulet Corp.*	46,328	10,960,741
Mesa Laboratories, Inc.	5,323	1,356,087
Tandem Diabetes Care, Inc.*	63,573	7,215,536
		40,918,481
HEALTHCARE SERVICES—2.0%
1Life Healthcare, Inc.*	11,679	331,216
Guardant Health, Inc.*	34,607	3,868,370
Progenity, Inc.*	141,678	1,277,936
		5,477,522
HEALTHCARE SUPPLIES—8.4%
Neogen Corp.*	90,014	7,043,596
Quidel Corp.*	75,794	16,627,687
		23,671,283
HEALTHCARE TECHNOLOGY—9.3%
Livongo Health, Inc.*	11,888	1,664,914
Teladoc Health, Inc.*	23,621	5,178,668
Veeva Systems, Inc., Cl. A*	56,339	15,841,964
Vocera Communications, Inc.*	121,250	3,525,950
		26,211,496
HOMEFURNISHING RETAIL—0.5%
Bed Bath & Beyond, Inc.	96,152	1,440,357

HYPERMARKETS & SUPER CENTERS—1.3%
BJ's Wholesale Club Holdings, Inc.*	86,447	3,591,873

INSURANCE BROKERS—0.4%
eHealth, Inc.*	13,791	1,089,489

INTERACTIVE HOME ENTERTAINMENT—0.4%
Take-Two Interactive Software, Inc.*	6,134	1,013,459

INTERACTIVE MEDIA & SERVICES—0.3%
Eventbrite, Inc., Cl. A*	80,478	873,186

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.9% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—2.3%
Farfetch Ltd., Cl. A*	50,818	$1,278,581
Fiverr International Ltd.*	34,083	4,736,856
The RealReal, Inc.*	39,637	573,547
		6,588,984
INTERNET SERVICES & INFRASTRUCTURE—3.2%
BigCommerce Holdings, Inc.*	405	33,737
Shopify, Inc., Cl. A*	8,873	9,076,812
		9,110,549
LEISURE FACILITIES—0.5%
Planet Fitness, Inc., Cl. A*	24,261	1,494,963

LIFE SCIENCES TOOLS & SERVICES—6.5%
Bio-Techne Corp.	23,025	5,703,983
NanoString Technologies, Inc.*	99,074	4,428,608
NeoGenomics, Inc.*	83,004	3,062,018
PRA Health Sciences, Inc.*	23,056	2,338,801
Repligen Corp.*	19,175	2,829,079
		18,362,489
MANAGED HEALTHCARE—0.6%
HealthEquity, Inc.*	31,654	1,626,066

MOVIES & ENTERTAINMENT—0.6%
Live Nation Entertainment, Inc.*	30,576	1,647,435

OIL & GAS EXPLORATION & PRODUCTION—0.4%
Magnolia Oil & Gas Corp., Cl. A*	198,159	1,024,482

PHARMACEUTICALS—0.2%
Aerie Pharmaceuticals, Inc.*	42,112	495,658

REGIONAL BANKS—0.2%
Webster Financial Corp.	21,273	561,820

RESTAURANTS—1.8%
Shake Shack, Inc., Cl. A*	19,178	1,236,597
Wingstop, Inc.	28,134	3,844,512
		5,081,109
SEMICONDUCTOR EQUIPMENT—0.7%
SolarEdge Technologies, Inc.*	8,042	1,916,811

SEMICONDUCTORS—0.9%
Universal Display Corp.	13,884	2,509,394

SPECIALTY CHEMICALS—1.3%
Balchem Corp.	37,767	3,687,192

SPECIALTY STORES—0.8%
Five Below, Inc.*	10,023	1,272,921
Sportsman's Warehouse Holdings, Inc.*	73,325	1,049,281
		2,322,202
SYSTEMS SOFTWARE—1.3%
Proofpoint, Inc.*	33,345	3,519,565

TOTAL COMMON STOCKS (Cost $106,304,318)		266,273,759

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	75,383	$59,553
(Cost $339,224)		59,553

RIGHTS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Tolero CDR*,@,(b),(c)	287,830	198,603
(Cost $155,594)		198,603

REAL ESTATE INVESTMENT TRUST—2.6%	SHARES	VALUE
SPECIALIZED—2.6%
Digital Realty Trust, Inc.	50,670	7,436,329
(Cost $6,469,039)		7,436,329
Total Investments (Cost $113,268,175)	97.6%	$273,968,244
Affiliated Securities (Cost $339,224)		59,553
Unaffiliated Securities (Cost $112,928,951)		273,908,691
Other Assets in Excess of Liabilities	2.4%	6,766,103
NET ASSETS	100.0%	$280,734,347

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Contingent Deferred Rights.
#	American Depositary Receipts.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2020
Prosetta Biosciences, Inc., Series D	2/6/15	$339,224	0.10%	$59,553	0.02%
Tolero CDR	2/6/17	155,594	0.08%	198,603	0.07%
Total				$258,156	0.09%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited)

COMMON STOCKS—58.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.0%
General Dynamics Corp.	1,083	$149,920
Raytheon Technologies Corp.	2,371	136,427
TransDigm Group, Inc.	398	189,098
		475,445
ASSET MANAGEMENT & CUSTODY BANKS—2.1%
BlackRock, Inc., Cl. A	1,026	578,203
The Blackstone Group, Inc., Cl. A	5,831	304,378
The Carlyle Group, Inc.	6,227	153,620
		1,036,201
BIOTECHNOLOGY—1.5%
AbbVie, Inc.	3,679	322,244
Amgen, Inc.	1,056	268,393
Gilead Sciences, Inc.	2,516	158,986
		749,623
BROADCASTING—0.2%
ViacomCBS, Inc., Cl. B	3,524	98,707

BUILDING PRODUCTS—0.3%
Johnson Controls International PLC	3,449	140,892

CABLE & SATELLITE—1.0%
Comcast Corp., Cl. A	9,967	461,073

COMMODITY CHEMICALS—0.2%
Dow, Inc.	2,258	106,239

COMMUNICATIONS EQUIPMENT—0.7%
Cisco Systems, Inc.	8,567	337,454

COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	1,464	162,929

CONSUMER ELECTRONICS—0.3%
Garmin Ltd.	1,641	155,665

DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Visa, Inc., Cl. A	1,132	226,366

DIVERSIFIED BANKS—2.8%
Bank of America Corp.	13,900	334,851
JPMorgan Chase & Co.	10,405	1,001,689
		1,336,540
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	875	242,865

ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Eaton Corp. PLC	2,452	250,178

FINANCIAL EXCHANGES & DATA—0.7%
CME Group, Inc., Cl. A	1,969	329,433

FOOD DISTRIBUTORS—0.4%
Sysco Corp.	2,924	181,931

HEALTHCARE EQUIPMENT—0.4%
Medtronic PLC	1,995	207,320

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—58.2% (CONT.)	SHARES	VALUE
HEALTHCARE SERVICES—0.6%
CVS Health Corp.	5,182	$302,629

HOME IMPROVEMENT RETAIL—2.2%
The Home Depot, Inc.	3,857	1,071,127

HOUSEHOLD PRODUCTS—1.3%
The Procter & Gamble Co.	4,400	611,556

HYPERMARKETS & SUPER CENTERS—0.7%
Walmart, Inc.	2,320	324,591

INDUSTRIAL CONGLOMERATES—1.3%
Honeywell International, Inc.	3,709	610,539

INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	1,525	454,237

INTEGRATED OIL & GAS—0.8%
Chevron Corp.	4,047	291,384
TOTAL SE#	3,486	119,570
		410,954
INTEGRATED TELECOMMUNICATION SERVICES—1.7%
AT&T, Inc.	8,245	235,065
Verizon Communications, Inc.	10,027	596,506
		831,571
INTERACTIVE MEDIA & SERVICES—4.7%
Alphabet, Inc., Cl. A*	536	785,562
Alphabet, Inc., Cl. C*	508	746,557
Facebook, Inc., Cl. A*	2,818	738,034
		2,270,153
INTERNET & DIRECT MARKETING RETAIL—1.8%
Amazon.com, Inc.*	269	847,008

INVESTMENT BANKING & BROKERAGE—1.2%
Morgan Stanley	12,323	595,817

LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	848	181,447

MANAGED HEALTHCARE—1.4%
UnitedHealth Group, Inc.	2,138	666,564

MOVIES & ENTERTAINMENT—0.2%
Warner Music Group Corp., Cl. A	2,535	72,856

MULTI-LINE INSURANCE—0.2%
The Hartford Financial Services Group, Inc.	2,647	97,568

MULTI-UTILITIES—0.3%
Sempra Energy	1,387	164,165

OIL & GAS EXPLORATION & PRODUCTION—0.3%
ConocoPhillips	4,449	146,105

OIL & GAS REFINING & MARKETING—0.1%
Valero Energy Corp.	1,282	55,536

OIL & GAS STORAGE & TRANSPORTATION—0.1%
ONEOK, Inc.	2,694	69,990

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

COMMON STOCKS—58.2% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—5.0%
AstraZeneca PLC#	5,137	$281,508
Bristol-Myers Squibb Co.	3,563	214,813
Eli Lilly & Co.	1,827	270,432
GlaxoSmithKline PLC#	5,029	189,292
Johnson & Johnson	4,248	632,442
Merck & Co., Inc.	2,793	231,679
Novartis AG#	2,161	187,921
Pfizer, Inc.	10,581	388,323
		2,396,410
RAILROADS—0.5%
Union Pacific Corp.	1,307	257,309

RESTAURANTS—0.8%
McDonald's Corp.	1,178	258,559
Starbucks Corp.	1,429	122,780
		381,339
SEMICONDUCTOR EQUIPMENT—1.0%
KLA Corp.	2,479	480,281

SEMICONDUCTORS—2.5%
Broadcom, Inc.	1,559	567,975
QUALCOMM, Inc.	3,508	412,821
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,724	220,835
		1,201,631
SOFT DRINKS—1.9%
PepsiCo, Inc.	3,622	502,010
The Coca-Cola Co.	8,431	416,238
		918,248
SYSTEMS SOFTWARE—6.5%
Microsoft Corp.	14,811	3,115,198

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.6%
Apple, Inc.	22,988	2,662,241

TOBACCO—0.8%
Altria Group, Inc.	7,090	273,957
Philip Morris International, Inc.	1,822	136,632
		410,589
TOTAL COMMON STOCKS (Cost $14,904,112)		28,106,520

MASTER LIMITED PARTNERSHIP—0.3%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP	4,546	151,200
(Cost $150,738)		151,200

REAL ESTATE INVESTMENT TRUST—2.8%	SHARES	VALUE
HEALTHCARE—0.4%
Welltower, Inc.	3,445	189,785

INDUSTRIAL—0.4%
Americold Realty Trust	4,853	173,495

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2020 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—2.8% (CONT.)	SHARES	VALUE
MORTGAGE—0.3%
Blackstone Mortgage Trust, Inc., Cl. A	6,717	$147,572
SPECIALIZED—1.7%
Crown Castle International Corp.	2,997	499,001
CyrusOne, Inc.	2,548	178,436
Lamar Advertising Co., Cl. A	2,654	175,615
		853,052
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,067,635)		1,363,904

	PRINCIPAL
CORPORATE BONDS—32.8%	AMOUNT	VALUE
AGRICULTURAL & FARM MACHINERY—3.7%
John Deere Capital Corp., 2.75%, 3/15/22	$1,750,000	1,812,433

AUTOMOBILE MANUFACTURERS—1.0%
Toyota Motor Credit Corp., 0.45%, 7/22/22	500,000	501,190

BIOTECHNOLOGY—1.1%
AbbVie, Inc., 3.6%, 5/14/25	500,000	554,764

DATA PROCESSING & OUTSOURCED SERVICES—1.1%
PayPal Holdings, Inc., 1.35%, 6/1/23	500,000	511,054

DIVERSIFIED BANKS—4.4%
JPMorgan Chase & Co., 4.35%, 8/15/21	1,000,000	1,036,164
Wells Fargo & Co., 3.3%, 9/9/24	1,000,000	1,089,914
		2,126,078
INTEGRATED TELECOMMUNICATION SERVICES—3.0%
Verizon Communications, Inc., 5.15%, 9/15/23	1,300,000	1,474,407

PACKAGED FOODS & MEATS—4.3%
Campbell Soup Co., 2.5%, 8/2/22	2,000,000	2,074,606

SEMICONDUCTOR EQUIPMENT—1.2%
KLA Corp., 4.65%, 11/1/24	500,000	571,565

SEMICONDUCTORS—3.4%
Altera Corp., 4.1%, 11/15/23	1,500,000	1,667,565

SPECIALIZED—2.7%
Crown Castle International Corp., 3.2%, 9/1/24	1,200,000	1,295,595

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.9%
Apple, Inc., 1.13%, 5/11/25	1,200,000	1,229,921
HP, Inc., 4.38%, 9/15/21	2,000,000	2,072,678
		3,302,599
TOTAL CORPORATE BONDS (Cost $15,254,719)		15,891,856
Total Investments (Cost $31,377,204)	94.1%	$45,513,480
Unaffiliated Securities (Cost $31,377,204)		45,513,480
Other Assets in Excess of Liabilities	5.9%	2,865,623
NET ASSETS	100.0%	$48,379,103

#       American Depositary Receipts.

*       Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services – Investment Companies. The Fund operates as a series company currently offering seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger Growth & Income Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (the “Board”). Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Portfolios’ investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assump-tions in determining the fair value of investments)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Portfolios’ investment adviser and officers of the Portfolios. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’ pricing vendor, and variances between transactional prices and the previous day’s price.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in the Portfolios’ Schedule of Investments. Based upon the nature, characteristics, and risks associated with its investments as of September 30, 2020, the Portfolios has determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$72,107,746	$69,038,487	$3,069,259	$—
Consumer Discretionary	125,641,532	121,686,405	3,955,127	—
Consumer Staples	3,829,081	3,829,081	—	—
Financials	19,169,932	19,169,932	—	—
Healthcare	60,796,709	60,796,709	—	—
Industrials	27,653,569	27,653,569	—	—
Information Technology	254,272,541	252,307,782	1,964,759	—
Materials	15,057,294	15,057,294	—	—
TOTAL COMMON STOCKS	$578,528,404	$569,539,259	$8,989,145	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	7,067,409	7,067,409	—	—
TOTAL INVESTMENTS IN SECURITIES	$585,595,813	$576,606,668	$8,989,145	$—

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$36,840,955	$36,840,955	$—	$—
Consumer Discretionary	92,040,558	92,040,558	—	—
Consumer Staples	5,117,577	5,117,577	—	—
Financials	5,327,034	5,327,034	—	—
Healthcare	54,062,911	54,062,911	—	—
Industrials	9,971,640	9,971,640	—	—
Information Technology	155,544,544	154,590,003	954,541	—
Mutual Funds	12,803,758	12,803,758	—	—
TOTAL COMMON STOCKS	$371,708,977	$370,754,436	$954,541	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	5,946,548	5,946,548	—	—
TOTAL INVESTMENTS IN SECURITIES	$377,655,525	$376,700,984	$954,541	$—

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,865,439	$3,865,439	$—	$—
Consumer Discretionary	2,912,468	2,912,468	—	—
Consumer Staples	2,553,943	2,553,943	—	—
Energy	706,659	706,659	—	—
Financials	3,499,813	3,499,813	—	—
Healthcare	4,502,271	4,502,271	—	—
Industrials	1,807,768	1,807,768	—	—
Information Technology	8,413,897	8,413,897	—	—
Materials	589,243	589,243	—	—
Utilities	428,116	428,116	—	—
TOTAL COMMON STOCKS	$29,279,617	$29,279,617	$—	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP
Energy	$153,661	$153,661	$—	$—
REAL ESTATE INVESTMENT TRUST
Financials	149,550	149,550	—	—
Real Estate	1,276,078	1,276,078	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,425,628	$1,425,628	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$30,858,906	$30,858,906	$—	$—

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,225,784	$9,225,784	$—	$—
Consumer Discretionary	30,102,390	30,102,390	—	—
Consumer Staples	2,947,461	2,947,461	—	—
Financials	3,277,141	3,277,141	—	—
Healthcare	40,324,678	38,774,563	1,550,115	—
Industrials	20,664,061	20,664,061	—	—
Information Technology	52,348,475	51,869,796	478,679	—
Materials	1,672,042	1,672,042	—	—
Real Estate	1,098,116	1,098,116	—	—
TOTAL COMMON STOCKS	$161,660,148	$159,631,354	$2,028,794	$—
PREFERRED STOCKS
Healthcare	134,631	—	—	134,631
WARRANTS
Healthcare	5,593,202	—	5,593,202	—
RIGHTS
Healthcare	293,318	—	—	293,318
REAL ESTATE INVESTMENT TRUST
Real Estate	3,110,112	3,110,112	—	—
TOTAL INVESTMENTS IN SECURITIES	$170,791,411	$162,741,466	$7,621,996	$427,949

Alger Weatherbie Specialized
Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$304,453	$304,453	$—	$—
Energy	19,716	19,716	—	—
Financials	190,303	190,303	—	—
Healthcare	768,233	768,233	—	—
Industrials	220,325	220,325	—	—
Information Technology	596,149	596,149	—	—
Real Estate	137,429	137,429	—	—
TOTAL COMMON STOCKS	$2,236,608	$2,236,608	$—	$—
PREFERRED STOCKS
Healthcare	8,386	—	—	8,386
TOTAL INVESTMENTS IN SECURITIES	$2,244,994	$2,236,608	$—	$8,386

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$7,387,713	$7,387,713	$—	$—
Consumer Discretionary	29,728,779	29,728,779	—	—
Consumer Staples	4,357,604	4,357,604	—	—
Energy	1,024,482	1,024,482	—	—
Financials	5,337,314	5,337,314	—	—
Healthcare	128,071,853	128,071,853	—	—
Industrials	9,334,949	9,334,949	—	—
Information Technology	77,343,873	77,343,873	—	—
Materials	3,687,192	3,687,192	—	—
TOTAL COMMON STOCKS	$266,273,759	$266,273,759	$—	$—
PREFERRED STOCKS
Healthcare	59,553	—	—	59,553
RIGHTS
Healthcare	198,603	—	—	198,603
REAL ESTATE INVESTMENT TRUST
Real Estate	7,436,329	7,436,329	—	—
TOTAL INVESTMENTS IN SECURITIES	$273,968,244	$273,710,088	$—	$258,156

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,734,360	$3,734,360	$—	$—
Consumer Discretionary	2,799,515	2,799,515	—	—
Consumer Staples	2,446,915	2,446,915	—	—
Energy	682,585	682,585	—	—
Financials	3,395,559	3,395,559	—	—
Healthcare	4,322,546	4,322,546	—	—
Industrials	1,734,363	1,734,363	—	—
Information Technology	8,023,171	8,023,171	—	—
Materials	560,476	560,476	—	—
Utilities	407,030	407,030	—	—
TOTAL COMMON STOCKS	$28,106,520	$28,106,520	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	151,200	151,200	—	—
REAL ESTATE INVESTMENT TRUST
Financials	147,572	147,572	—	—
Real Estate	1,216,332	1,216,332	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,363,904	$1,363,904	$—	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

CORPORATE BONDS
Communication Services	$1,474,407	$—	$1,474,407	$—
Consumer Discretionary	501,190	—	501,190	—
Consumer Staples	2,074,606	—	2,074,606	—
Financials	2,126,078	—	2,126,078	—
Healthcare	554,764	—	554,764	—
Industrials	1,812,433	—	1,812,433	—
Information Technology	6,052,783	—	6,052,783	—
Real Estate	1,295,595	—	1,295,595	—
TOTAL CORPORATE BONDS	$15,891,856	$—	$15,891,856	$—
TOTAL INVESTMENTS IN SECURITIES	$45,513,480	$29,621,624	$15,891,856	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2020	$237,394
Transfers into Level 3	—
Transfers out of Level 3	(268,648)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	31,254
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2020	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2020	$31,254

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2020	$1,094,277
Transfers into Level 3	—
Transfers out of Level 3	(1,256,680)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	162,403
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2020	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2020	$162,403

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2020	$144,164
Transfers into Level 3	—
Transfers out of Level 3	(163,144)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	18,980
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2020	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2020	$18,980

Alger Large Cap Growth Portfolio	Preferred stocks
Opening balance at January 1, 2020	$664,539
Transfers into Level 3	—
Transfers out of Level 3	(763,164)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	98,625
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2020	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2020	$98,625

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2020	$72,289
Transfers into Level 3	—
Transfers out of Level 3	(81,806)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	9,517
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2020	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2020	$9,517

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2020	$513,897
Transfers into Level 3	—
Transfers out of Level 3	(382,711)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	3,445
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2020	134,631
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2020	$3,445

Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2020	$1,373,067
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,079,749)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2020	293,318
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2020	$(1,079,749)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2020	$11,252
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,866)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2020	8,386
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2020	$(2,866)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2020	$79,906
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(20,353)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2020	59,553
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2020	$(20,353)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2020	$929,691
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(731,088)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2020	198,603
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2020	$(731,088)

The following table provides quantitative information about the Portfolios’ Level 3 fair value measurements of the Portfolio’s investments as of September 30, 2020. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Portfolios’ fair value measurements.

	Fair Value
	September 30,	Valuation	Unobservable		Weighted
	2020	Methodology	Input	Input/Range	Average
Alger Mid Cap Growth Portfolio
Preferred Stocks	$134,631	Income Approach	Discount Rate	55.00%-60.00%	N/A
Rights	293,318	Income Approach	Discount Rate	5.02%-5.68%	N/A
Alger Weatherbie Specialized Growth
Preferred Stocks	$8,386	Income Approach	Discount Rate	55.00%-60.00%	N/A
Alger Small Cap Growth Portfolio
Preferred Stocks	$59,553	Income Approach	Discount Rate	55.00%-60.00%	N/A
Rights	198,603	Income Approach	Discount Rate	5.02%-5.68%	N/A

The significant unobservable inputs used in the fair value measurement of the Portfolios’ securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain of the Portfolios’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of September 30, 2020, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash Equivalents:
Alger Capital Appreciation Portfolio	$1,857,414	$—	$1,857,414	$—
Alger Large Cap Growth Portfolio	1,400,513	—	1,400,513	—
Alger Growth & Income Portfolio	436,046	—	436,046	—
Alger Mid Cap Growth Portfolio	3,449,898	—	3,449,898	—
Alger Weatherbie Specialized Growth Portfolio	55,462	—	55,462	—
Alger Small Cap Growth Portfolio	6,845,827	—	6,845,827	—
Alger Balanced Portfolio	2,779,303	—	2,779,303	—
Total	$16,824,463	$—	$16,824,463	$—

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks and may also buy and sell call and put options on equities and equity indexes. The Portfolios may purchase call options to increase its exposure to the stock market and also provide diversification of risk. The Portfolios may purchase put options in order to protect from significant market declines that may occur over a short period of time. The Portfolios may write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolios. The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no derivative instruments held by the Portfolios throughout the period or as of September 30, 2020.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Portfolios because the Portfolios or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended September 30, 2020. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	December	Purchases/	Sales/	September	Interest	Realized	Unrealized	September
Security	31, 2019	Conversion	Conversion	30, 2020	Income	Gain (Loss)	App(Dep)	30, 2020
Alger Large Cap Growth Portfolio
Common Stocks
Alger 25 Fund, Cl. P	729,143	–	–	729,143	$–	$–	$3,288,436	$12,803,758
Total					$–	$–	$3,288,436	$12,803,758

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	December	Purchases/	Sales/	September	Interest	Realized	Unrealized	September
Security	31, 2019	Conversion	Conversion	30, 2020	Income	Gain (Loss)	App(Dep)	30, 2020
Alger Mid Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences,
Inc., Series D	170,419	–	–	170,419	$–	$–	$(46,013)	$134,631
Total					$–	$–	$(46,013)	$134,631

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	December	Purchases/	Sales/	September	Interest	Realized	Unrealized	September
Security	31, 2019	Conversion	Conversion	30, 2020	Income	Gain (Loss)	App(Dep)	30, 2020
Alger Weatherbie Specialized Growth Portfolio
Preferred Stocks
Prosetta Biosciences,
Inc., Series D	10,615	–	–	10,615	$–	$–	$(2,866)	$8,386
Total					$–	$–	$(2,866)	$8,386

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	December	Purchases/	Sales/	September	Interest	Realized	Unrealized	September
Security	31, 2019	Conversion	Conversion	30, 2020	Income	Gain (Loss)	App(Dep)	30, 2020
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences,
Inc., Series D	75,383	–	–	75,383	$–	$–	$(20,353)	$59,553
Total					$–	$–	$(20,353)	$59,553